UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-3752

THE MANAGERS FUNDS
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203)299-3500

Date of fiscal year end: NOVEMBER 30

Date of reporting period: DECEMBER 1, 2003 - NOVEMBER 30, 2004 (Annual Shareholder Report)

Item 1. REPORT TO SHAREHOLDERS.

[Managers Logo Omitted]

access to excellence

Managers

ANNUAL REPORT
The Managers Funds
Money Market Fund
Dated November 30, 2004

MANAGERS MONEY MARKET FUND

Annual Report

November 30, 2004

TABLE OF CONTENTS

Page
Letter to Shareholders	1
About Your Fund's Expenses	2
Financial Statements:
Statement of Assets and Liabilities	3
Fund's balance sheet
Statement of Operations	3
Detail of sources of income and Fund expenses during the fiscal year
Statement of Changes in Net Assets	4
Detail of changes in Fund assets and distributions to shareholders during the past two years
Financial Highlights	5
Historical distributions, total returns, expense ratios and net assets
Notes to Financial Statements	6
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates
Report of Independent Registered Public Accounting Firm	9
Trustees and Officers	10

Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders
___________________________________________________________________

Dear Fellow Shareholder:

The U.S. economy grew steadily this past year providing a generally healthy backdrop for the financial markets. In addition, inflation remained moderately positive despite a sharp rise in energy prices that could have put pressure on all prices or stalled growth completely. The latest evidence is that the economy was growing at an annualized rate of 4% through the quarter ended September 30th. Importantly, consumer spending did not show the deterioration that many had predicted. Rather, the consumer showed impressive resilience in the face of higher costs for energy and select other necessities. Also, non-residential fixed investments continued to rebound. Capital spending had declined between 10% and 15% annually during the heart of the 2001 recession, but increased at a comparable pace in recent quarters. This spending also translated into improving balance sheets and earnings for a good number of companies. Meanwhile, energy and other raw material prices eased in late 2004. While long-term interest rates moderated over the course of the year, short-term rates rose, due primarily to the four one-quarter point interest rate hikes instituted by the Federal Open Market Committee (“FOMC”) during the period (and one more ¼ point raise in December). The FOMC effectively doubled its rate target over the past year, thus, money market funds, such as this one, are typically yielding significantly more today than last year at this time.

We are pleased to report that the Fund has achieved its goal of providing stability of capital and that it has performed slightly better than its primary benchmark, the iMoneyNet All Taxable Money Fund Average during the past fiscal year ended November 30, 2004. In addition, due to rising short-term rates, the Fund’s return for 2004 is an improvement from the previous fiscal year. For the twelve months ended November 30, 2004, Managers Money Market Fund provided a return of 0.82%. For the same period, the iMoneyNet All Taxable Money Fund Average return was 0.73%. Although these returns are low, they are within reasonable expectations given the level of short-term rates throughout the year. Typically the best estimate for the prospective return of a money market fund is its current yield. As of November 30, 2004, the 30-day average annualized yield for the Fund was 1.49% and at December 31, 2004 it was 1.74%.

The following report contains detailed financial statements for the Fund. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersinvest.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in The Managers Funds.

Sincerely,

/s/ Peter M. Lebovitz
President
The Managers Funds

/s/ Thomas G. Hoffman
Executive Vice President
Chief Investment Officer
Managers Investment Group LLC

___________________________________________________________________
About Your Fund's Expenses
___________________________________________________________________

We believe it is important for you to understand the impact of costs on your investment. The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Liquid Assets Money Market Fund (the “JPM Fund”). All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), and the proprtionate share of the annual operating expense of the JPM Fund. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal half-year and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% annual return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% annual return less expenses. It assumes that the Fund had a return of 5% per year and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2004	Expense Ratio	Beginning Account Value 5/31/2004	Ending Account Value 11/30/2004	Expenses Paid During Period*
Managers Money Market Fund
Based on Actual Fund Return	0.49%	$1,000	$1,006	$2.43
Based on Hypothetical 5% Annual Return	0.49%	$1,000	$1,023	$2.46

* Expenses are equal to the Fund’s annualized expense ratio plus its pro rata share of the expenses of the JPM Fund multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

You can find more information about the Fund’s expenses, including annual expense ratios for past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

___________________________________________________________________
Managers Money Market Fund
Statement of Assets and Liabilities
November 30, 2004
___________________________________________________________________

Assets:
Investment in JPMorgan Liquid Assets Money Market Fund
Institutional Class Shares (cost $43,211,411)	$43,211,411
Receivable for Fund shares sold	4,403,228
Dividend receivable	67,958
Prepaid expenses	23,642
Total assets	47,706,239

Liabilities:
Payable for Fund shares repurchased	21,902
Dividends payable to shareholders	9,205
Administration fee payable	3,688
Other accrued expenses	26,823
Total liabilities	61,618

Net Assets	$47,644,621

Shares outstanding	47,644,621

Net asset value, offering and redemption price per share	$ 1.00

Net Assets Represent:
Paid-in capital	$47,644,621

___________________________________________________________________
Statement of Operations
For the fiscal year ended November 30, 2004
___________________________________________________________________

Investment Income:
Dividend income	$486,250

Expenses:
Administration fees	$59,925
Transfer agent	52,089
Registration fees	26,755
Professional fees	17,802
Reports to shareholders	6,786
Accounting fees	6,249
Trustees' fees and expenses	3,146
Miscellaneous expenses	2,065
Total expenses before offsets	174,817

Less: Expense reductions	(31,740)
Total expenses	143,077

Net Investment Income	$343,173

The accompanying notes are an integral part of these financial statements.

___________________________________________________________________
Managers Money Market Fund
Statement of Changes in Net Assets
For the fiscal year ended November 30,
___________________________________________________________________

	2004	2003
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$343,173	$260,750

Distributions to Shareholders:
From net investment income	(343,173)	(260,750)

From Capital Share Transactions
(at a constant $1.00 per share):
Proceeds from sale of shares	88,575,684	278,403,415
Reinvestment of dividends	326,297	233,524
Cost of shares repurchased	(74,307,202)	(283,211,640)
Net increase (decrease) from capital
share transactions	14,594,779	(4,574,701)

Total increase (decrease) in net assets	14,594,779	(4,574,701)

Net Assets:
Beginning of year	33,049,842	37,624,543
End of year	$47,644,621	$33,049,842

The accompanying notes are an integral part of these financial statements.

__________________________________________________________________________
Managers Money Market Fund
Financial Highlights
For a share of capital stock outstanding throughout each fiscal year ended November 30,
__________________________________________________________________________

	Fiscal year ended November 30,
	2004(a)	2003	2002	2001	2000
Net Asset Value,
Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment
Operations:
Net investment income	0.008	0.007	0.014	0.042	0.059
Less Distributions to
Shareholders from:
Net investment income	(0.008)	(0.007)	(0.014)	(0.042)	(0.059)
Net Asset Value,
End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.82% (b)	0.69% (b)	1.40% (b)	4.27%	6.05% (b)

Ratio of net expenses to
average net assets	0.36%	0.38%	0.37%	0.44% (c)	0.49% (c)
Ratio of net investment
income to average net assets	0.86%	0.69%	1.41%	4.18%	5.89%
Net assets at end of year
(000's omitted)	$47,645	$33,050	$37,625	$35,712	$66,593
Expense Waivers/Offsets (d)
Ratio of total expenses to
average net assets	0.44%	0.43%	0.43%	0.44%	0.51%
Ratio of net investment
income to average net assets	0.78%	0.64%	1.35%	4.18%	5.87%

(a)	Prior to May 14, 2004 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund. (See Notes to Financial Statements.)

(b)	Total returns and net investment income would have been lower had certain expenses not been reduced during the year.

(c)	Prior to September 4, 2001 the Fund invested all of its investable assets under a Master-Feeder arrangement under which expenses of the Master were allocated to the Fund.

(d)	Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expense offsets. (See Notes to Financial Statements.)

__________________________________________________________________________
Managers Money Market Fund
Notes to Financial Statements
November 30, 2004
__________________________________________________________________________

Managers Money Market Fund (the “Fund”) is a series of The Managers Funds (the “Trust”), an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of 9 investment series, (collectively the “Funds”).

The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Liquid Assets Money Market Fund (the “JPM Fund”), a separate registered open-end management investment company with substantially the same investment objective and policies as the Fund. The JPM Fund is a series of the J.P. Morgan Mutual Fund Trust, a business trust organized under the laws of The Commonwealth of Massachusetts. The investment advisor of the JPM Fund is J.P. Morgan Investment Management, Inc. (“JPMIM”). The performance of the Fund is directly affected by the performance of the JPM Fund. Prior to May 14, 2004, the Fund invested all of its investable assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund.

(1) Summary of Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

The investment in the JPM Fund is valued at its end of day net asset value per share. The JPM Fund’s underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

(b) Security Transactions

Dividends declared by the JPM Fund accrue daily and are paid monthly.

(c) Investment Income and Expenses

As a shareholder of the JPM Fund, the Fund receives its proportionate share of the dividends paid by such class, which takes into consideration the Fund’s proportionate share of net investment income and expenses of such class. Expenses incurred by the Trust, which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has an “omnibus account” arrangement with JPMIM, the shareholder servicing agent of the JPM Fund, whereby the Fund is credited with a factor of 0.05% of the average daily assets invested in the JPM Fund. This credit serves to reduce transfer agent expenses that would otherwise be charged to the Fund. For the fiscal year ended November 30, 2004, the transfer agent expense was reduced under this arrangement by $19,975.

(d) Dividends and Distributions

Income dividends and capital gain distributions, if any, normally will be declared daily and paid on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The tax character of distributions paid by the Fund during 2004 and 2003 were as follows:

	2004	2003
Distributions paid from:
Ordinary income	$343,173	$260,750
Short-term capital gains	—	—
Long-term capital gains	—	—
	$343,173	$260,750

As of November 30, 2004, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$(2,266)
Undistributed ordinary income	2,266

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements. As of November 30, 2004, the approximate cost for Federal income tax purposes is $43,211,411.

(f) Capital Loss Carryovers

As of November 30, 2004, the Fund had an accumulated net realized capital loss carryover of $2,266. This amount may be used for Federal income tax purposes to offset future realized capital gains, if any, through November 30, 2009.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2004, there is one affiliated shareholder (The Managers Funds LLC) that holds 59% of the outstanding shares of the Fund.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Administrative and Shareholder Servicing Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Administrator”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as the Fund’s administrator and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services of the Fund. For these services, the Fund is required to pay the Administrator 0.15% of the Fund’s average daily net assets per annum. Beginning May 14, 2004 the Administrator voluntarily agreed to waive 0.05% of the Fund’s average daily net assets amounting to $11,765 at November 30, 2004. The Fund is distributed by Managers Distributors, Inc., (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Administrator, AMG and/or MDI.

The aggregate annual fee paid to each Independent Trustee for serving as a Trustee of the Trust was $20,000. In addition, the Trustees received in-person and telephonic meeting fees of $1,000 and $500 per meeting, respectively. Effective April 1, 2004, the aggregate annual retainer paid to each Independent Trustee for all Trusts in the fund family became $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The Fund paid $3,146 for the fiscal year ended November 30, 2004 representing the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the fund complex.

(3) Commitments and contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(4) Subsequent Events

Effective January 1, 2005 The Managers Funds LLC changed its name to Managers Investment Group LLC.

On July 1, 2004, JPMorgan Chase & Co. completed its merger with Bank One Corporation, establishing the new JPMorgan Chase & Co., the second largest banking franchise in the United Sates. At a special meeting of shareholders to be held January 20, 2005, shareholders will be asked to approve the reorganization of the JPM Fund and One Group Prime Money Market (“One Group.”) If the reorganization is approved One Group will acquire the assets and liabilities of the JPM Fund and One group will be renamed JPMorgan Liquid Assets Money Market Fund. If approved, the reorganization will be effective February 19, 2005.

__________________________________________________________________________
Report of Independent Registered Public Accounting Firm
__________________________________________________________________________

To the Board of Trustees of The Managers Funds and the Shareholders of Managers Money Market Fund:

        In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers Money Market Fund (the “Fund”) at November 30, 2004, the results of its operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 19, 2005

__________________________________________________________________________
Trustees and Officers (unaudited)
__________________________________________________________________________

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees and; (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
___________________	_________________________________
Jack W. Aber, 9/9/37 o Trustee since 1999 o Oversees 27 Funds in Fund Complex	Professor of Finance, Boston University School
of Management (1972-Present); Trustee of
Appleton Growth Fund (1 portfolio); Trustee of
Third Avenue Trust (4 portfolios); Trustee of
Third Avenue Variable Trust (1 portfolio)
___________________	_________________________________
William E. Chapman, II, 9/23/41 o Independent Chairman o Trustee since 1999 o Oversees 27 Funds in Fund Complex	President and Owner, Longboat Retirement
Planning Solutions (1998-Present); Hewitt
Associates, LLC (part time) (provider of
Retirement and Investment Education Seminars);
Interim Executive Vice President, QuadraMed
Corporation (2001); President Retirement Plans
Group, Kemper Funds (1990-1998); Trustee of
Bowdoin College (2002-Present); Trustee of Third
Avenue Trust (4 portfolios); Trustee of Third
Avenue Variable Trust (1 portfolio)
___________________	_________________________________
Edward J. Kaier, 9/23/45 o Trustee since 1999 o Oversees 27 Funds in Fund Complex	Partner, Hepburn, Willcox, Hamilton & Putnam (1977-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)
___________________	_________________________________
Steven J. Paggioli, 4/3/50 o Trustee since 1993 o Oversees 27 Funds in Fund Complex	Consultant (2001-Present); Formerly Executive
Vice President and Director, The Wadsworth Group
(1986-2001); Executive Vice President, Secretary
and Director, Investment Company Administration,
LLC (1990-2001); Vice President, Secretary and
Director, First Fund Distributors, Inc.
(1991-2001); Trustee, Professionally Managed
Portfolios (19 Portfolios); Advisory Board
Member, Sustainable Growth Advisors, LP.
___________________	_________________________________
Eric Rakowski, 6/5/58 o Trustee since 1999 o Oversees 27 Funds in Fund Complex	Professor, University of California at Berkeley
School of Law (1990-Present); Visiting
Professor, Harvard Law School (1998-1999);
Trustee of Third Avenue Trust (4 portfolios);
Trustee of Third Avenue Variable Trust (1
portfolio)
___________________	_________________________________
Thomas R. Schneeweis, 5/10/47 o Trustee since 1987 o Oversees 27 Funds in Fund Complex	Professor of Finance, University of
Massachusetts (1985-Present); Managing Director,
CISDM at the University of Massachusetts,
(1994-Present); President and Chief Executive
Officer, Schneeweis Partners, LLC
(2001-Present); No other directorships held by
Trustee.
___________________	_________________________________

* The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees

The following Trustees are “interested persons” of the Trust within the meaning of the 1940 Act. Mr. Kingston is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Investment Group LLC and Managers Distributors, Inc.

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
___________________	_________________________________
John Kingston, III, 10/23/65 o Trustee since 2004 o Oversees 27 Funds in Fund Complex	Senior Vice President and General Counsel,
(2002-Present), Affiliated Managers Group, Inc.;
Vice President and Associate General Counsel,
Affiliated Managers Group, Inc. (1999-2002);
Director and Secretary, Managers Distributors,
Inc. (2000-Present); Secretary, Managers AMG Funds
(1999-2004); Served in a general counseling
capacity, Morgan Stanley Dean Witter Investment
Management, Inc. (1998-1999); Associate, Ropes and
Gray (1994-1998); No other directorships held by
Trustee.
___________________	_________________________________
Peter M. Lebovitz, 1/18/55 o Trustee since 2002 o President since 1999 o Oversees 27 Funds in Fund Complex	Managing Partner, Managers Investment Group LLC
(2005-Present); President and Chief Executive
Officer, The Managers Funds LLC (1999-2004);
President, Managers Distributors, Inc.
(2000-Present); Director of Marketing, The
Managers Funds, LP (1994-1999); Director of
Marketing, Hyperion Capital Management, Inc.
(1993-1994); Senior Vice President, Greenwich
Asset Management, Inc. (1989-1993); No other
directorships held by Trustee.
___________________	_________________________________

* The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Officers

Name, Date of Birth, Position(s) Held With Fund & Length of Time Served	Principal Occupation(s) During Past 5 Years
___________________	_________________________________
Galan G. Daukas, 10/24/63 o Chief Financial Officer since 2002	Senior Vice President, Managers Investment Group
LLC (2005-Present); Chief Operating Officer, The
Managers Funds LLC, (2002-2004); Chief Financial
Officer, Managers AMG Funds, Managers Trust I and
Managers Trust II (2002-Present); Chief Operating
Officer and Chairman of the Management Committee,
Harbor Capital Management Co., Inc. (2000-2002);
Chief Operating Officer, Fleet Investment Advisors
(1992-2000).
___________________	_________________________________
Donald S. Rumery, 5/29/58 o Treasurer since 1995	Senior Vice President, Managers Investment Group
LLC (2005-Present); Director, Finance and
Planning, The Managers Funds LLC, (1994-2004);
Treasurer and Chief Financial Officer, Managers
Distributors, Inc. (2000-Present); Treasurer,
Managers AMG Funds (1999-Present); Treasurer,
Managers Trust I and Managers Trust II
(2000-Present); Secretary, Managers Trust I and
Managers Trust II (2000-2004) and Secretary, The
Managers Funds (1997-2004).
___________________	_________________________________
Christine C. Carsman, 4/2/52 o Secretary since 2004	Vice President and Chief Regulatory Counsel,
Affiliated Managers Group, Inc. (2004-Present);
Secretary, Managers AMG Funds, Managers Trust I
and Managers Trust II (2004-Present); Senior
Counsel, Vice President and Director of
Operational Risk Management and Compliance,
Wellington Management Company, LLP (1995-2004)
___________________	_________________________________

[Managers Logo Omitted]

access to excellence

Managers

Investment Manager and Administrator
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325
(203) 299-3500 or (800) 835-3879

Distributor
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325
(203) 299-3500 or (800) 835-3879

Custodian
The Bank of New York
2 Hanson Place, 7th Floor
Brooklyn, New York 11217

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

Transfer Agent
PFPC, Inc.
attn: Managers Funds Shareholder Services
P.O. Box 9769
Providence, Rhode Island 02940-9769
(800) 548-4539

For ManagersChoice Only
PFPC Brokerage Services, Inc.
P.O.Box 61487
King of Prussia, Pennsylvania 19406
(800) 358-7668

[Managers Logo Omitted]

access to excellence

Managers

The Managers Funds

Income Funds:
MONEY MARKET FUND
HIGH YIELD FUND
J.P.Morgan Investment Management, Inc.

SHORT DURATION GOVERNMENT FUND
INTERMEDIATE DURATION GOVERNMENT FUND
Smith Breeden Associates, Inc.

TOTAL RETURN BOND FUND
Merganser Capital Management LP

BOND FUND
GLOBAL BOND FUND
FIXED INCOME FUND
Loomis, Sayles & Company L.P.

CONVERTIBLE SECURITIES FUND
40\86 Advisors, Inc.

The Managers Funds

Equity Funds:

VALUE FUND
Armstrong Shaw Associates Inc.
Osprey Partners Investment Mgmt., LLC

CAPITAL APPRECIATION FUND
Essex Investment Management Co., LLC
Bramwell Capital Management, Inc.

SMALL COMPANY FUND
Kalmar Investment Advisers, Inc.

SPECIAL EQUITY FUND
Donald Smith & Co., Inc.
Veredus Asset Management LLC
Westport Asset Management, Inc.
Kern Capital Management LLC
Skyline Asset Management, L.P.

INTERNATIONAL EQUITY FUND
Lazard Asset Management, LLC
Bernstein Investment Research and Management
Wellington Management Company LLP

EMERGING MARKETS EQUITY FUND
Rexiter Capital Management Limited

FIRST QUADRANT TAX-MANAGED EQUITY FUND
First Quadrant, L.P.

SCIENCE & TECHNOLOGY FUND
20 FUND
Oak Associates, ltd.

MID-CAP FUND
LARGE-CAP FUND
Chicago Equity Partners, LLC

BALANCED FUND
Chicago Equity Partners, LLC
Loomis, Sayles & Co. L.P.

Managers AMG Funds

Equity Funds:
ESSEX AGGRESSIVE GROWTH FUND
ESSEX LARGE CAP GROWTH FUND
ESSEX SMALL CAP GROWTH FUND
Essex Investment Management Company, LLC

RORER LARGE-CAP FUND
RORER MID-CAP FUND
Rorer Asset Management, LLC

SYSTEMATIC VALUE FUND
Systematic Financial Management, L.P.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, please contact us by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 1-800-835-3879, or (ii) on the SEC’s website at www.sec.gov.

www.managersinvest.com

Item 2. CODE OF ETHICS.

Registrant has adopted a Code of Ethics. See attached Exhibit 10(a).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant’s Board of Trustees has determined that independent Trustees Mr. Jack W. Aber and Steven J. Paggioli each qualify as the Audit Committee Financial Expert. Mr. Aber and Mr. Paggioli are “independent” as such term is defined in Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate fees billed by PwC to the Fund for the Fund's two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees") were $9,239 for fiscal 2004 and $7,854 for fiscal 2003.

Audit-Related Fees

There were fees billed by PwC to any Fund in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements, but are not reported as Audit Fees ("Audit-Related Fees").

For the Fund's two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

Tax Fees

The aggregate fees billed by PwC to the Fund for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning ("Tax Fees") were $2,430 for fiscal 2004 and $0 for fiscal 2003. There were no aggregate fees billed by PwC to the Fund for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning ("Tax Fees").

For the Fund's two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund were $0 for fiscal 2004 and $0 for fiscal 2003, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

All Other Fees

There were no other fees billed by PwC to the Fund for all other non-audit services ("Other Fees") during the Fund's two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Fund. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

There were no other fees billed by PwC for non-audit services rendered to the Fund and to Fund Service Providers for the Fund's two most recent fiscal years.

The Audit Committee has considered whether the provision of non-audit services by PwC to Fund Service Providers that were not required to be pre-approved by the Audit Committee is compatible with maintaining PwC's independence in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. [RESERVED]

Item 9. CONTROLS AND PROCEDURES.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. EXHIBITS

(a)	Any code of ethics or amendments hereto. Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By: /s/ Peter M. Lebovitz

Peter M. Lebovitz, President

Date: February 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz

Peter M. Lebovitz, President

Date: February 3, 2005

By: /s/ Galan G. Daukas

Galan G. Daukas, Chief Financial Officer

Date: February 3, 2005